INTEREST AND OTHER FINANCE COSTS - Other Finance Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INTEREST AND OTHER FINANCE COSTS
Retirement benefit net interest expense	$ (1)	$ (2)	$ (3)
Unwinding of discount	(6)	(9)	(10)
Other		3	(4)
Other finance costs	$ (7)	$ (8)	$ (17)